Business Combinations	12 Months Ended
Apr. 30, 2019
Business Combinations [Abstract]
Business Combinations

6. Business Combinations

Fiscal 2019 Acquisition

Lambda Lab Corp.

In July 2018, the Company acquired 100% of the share capital of Lambda Lab Corp. (“Lambda Lab”), a privately held company headquartered in the United States. Lambda Lab was a code search company whose product was built on top of Elasticsearch and focused on building semantic understanding of code, exposed through powerful search features. Purchase consideration for the acquisition was $2.0 million in cash. Excluded from the purchase consideration are 134,474 ordinary shares of $2.2 million issued to certain employees of Lambda Lab. These shares are subject to repurchase until the two year anniversary of the close of the acquisition and are contingent upon these employees’ continued employment with the Company. The repurchase option lapses as to fifty percent of the ordinary shares on each anniversary of the close of the acquisition. The Company will record stock-based compensation expense of $2.2 million over the two year vesting term. During the year ended April 30, 2019, the Company recorded stock-based compensation expense of $1.4 million. As of April 30, 2019, a share repurchase liability, included in accrued expenses and other accrued liabilities and in other liabilities, non-current, was $1.1 million and $1.1 million, respectively. As of April 30, 2019, the deferred stock-based compensation expense included in prepaid expenses and other current assets was $0.8 million and in other assets was $0.1 million.

The following table summarizes the components of the Lambda Lab purchase price and the preliminary allocation of the purchase price at fair value (in thousands):

Cash paid	$1,997
Developed technology	$1,339
Trade name	15
Goodwill	1,038
Net liabilities acquired	(395)
Total purchase consideration	$1,997

The amount allocated to developed technology was $1.3 million. The fair value assigned to developed technology was determined primarily using the multi-period excess earnings model, which estimates the revenue and cash flows derived from the asset and then deducts portions of the cash flow that can be attributed to supporting assets otherwise recognized. The acquired developed technology is being amortized on a straight-line basis over four years, which approximates the pattern in which these assets are utilized.

Goodwill of $1.0 million, none of which is deductible for tax purposes, was recorded in connection with the Lambda Lab acquisition, which is primarily attributed to synergies arising from the acquisition and the value of the acquired workforce.

Acquisition costs of $0.2 million were charged to general and administrative expenses in the consolidated statement of operations for the year ended April 30, 2019.

Lambda Lab has been included in the Company’s consolidated results of operations since the acquisition date. Lambda Lab’s results were immaterial to the Company’s consolidated results for the year ended April 30, 2019.

Fiscal 2018 Acquisitions

Swiftype, Inc.

In October 2017, the Company acquired 100% of the share capital of Swiftype, Inc. (“Swiftype”), a privately held company headquartered in the United States. Swiftype provided enterprise search and search engine platforms for organizations, websites and applications. The acquisition has been accounted for as a business combination and the Company has included the financial results of Swiftype in the consolidated financial statements from the date of the acquisition.

The following table summarizes the components of the Swiftype purchase price and the allocation of the purchase price at fair value (in thousands):

Cash paid	$1,724
Ordinary shares	8,392
Total consideration	$10,116
Developed technology	$5,392
Trade name	97
Customer relationships	158
Goodwill	1,885
Net assets acquired	2,584
Total purchase consideration	$10,116

Included in net assets acquired was $1.1 million of cash acquired.

Fifteen percent of the equity consideration, or 109,842 ordinary shares issued to the former shareholders, was subject to repurchase on the fifteen-month anniversary of the close of the acquisition for any indemnity claims. No indemnity claims were made by the Company during the indemnification period that expired in January 2019.

The amounts allocated to developed technology, customer relationships and trade name (the acquired intangible assets) total $5.6 million. The fair value assigned to developed technology was determined using the multi-period excess earnings model, which estimates the revenue and cash flows derived from the asset and then deducts portions of the cash flow that can be attributed to supporting assets otherwise recognized. The fair value of the Company’s customer relationships was determined using the income approach, which discounts expected future cash flows to present value using estimates and assumptions determined by management. The fair value assigned to trade name was determined using the relief from royalty method, where the owner of the asset realizes a benefit from owning the intangible asset rather than paying a rental or royalty rate for use of the asset. The acquired identifiable intangible assets are being amortized on a straight-line basis over four years, which approximates the pattern in which these assets are utilized.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition (in thousands):

		Useful life
	Fair Value	(in years)
Developed technology	$5,392	4
Customer relationships	158	4
Trade name	97	4
Total identifiable intangible assets	$5,647

Goodwill of $1.9 million, none of which is deductible for tax purposes, was recorded in connection with the Swiftype acquisition, which is primarily attributed to synergies arising from the acquisition and the value of the acquired workforce.

Acquisition costs of $0.3 million were charged to general and administrative expenses in the consolidated statement of operations for the year ended April 30, 2018.

Opbeat, Inc.

In May 2017, the Company acquired 100% of the share capital of Opbeat, Inc. (“Opbeat”), a privately-held company headquartered in the United States. Opbeat was an APM company that helped developers find and fix issues faster by monitoring the end-to-end performance impact of changes to the application code.

The following table summarizes the components of the Opbeat purchase price and the allocation of the purchase price at fair value (in thousands):

Cash paid	$3,123
Ordinary shares	4,019
Total consideration	$7,142
Developed technology	$1,846
Goodwill	4,925
Net assets acquired	371
Total purchase consideration	$7,142

Included in net assets acquired was $0.1 million of cash acquired.

Fifteen percent of the equity consideration, or 73,349 ordinary shares, was subject to repurchase on the fifteen-month anniversary of the close of the acquisition for any indemnity claims.  No indemnity claims were made by the Company during the indemnification period that expired in August 2018.

The amount allocated to developed technology was $1.8 million. The fair value assigned to developed technology was determined primarily using the multi-period excess earnings model, which estimates the revenue and cash flows derived from the asset and then deducts portions of the cash flow that can be attributed to supporting assets otherwise recognized. The acquired developed technology is being amortized on a straight-line basis over four years, which approximates the pattern in which these assets are utilized.

The following table sets forth the components of the identifiable intangible asset acquired and its estimated useful life as of the date of acquisition (in thousands):

		Useful life
	Fair Value	(in years)
Developed technology	$1,846	4

Goodwill of $4.9 million, none of which is deductible for tax purposes, was recorded in connection with the Opbeat acquisition, which is primarily attributed to synergies arising from the acquisition and the value of the acquired workforce.

Acquisition costs of $0.3 million were charged to general and administrative expenses in the consolidated statement of operations for the year ended April 30, 2018.

Founders consideration holdback

Founders of Opbeat will receive an aggregate cash payment of $0.7 million at each of the one and two-year anniversary of the close of the acquisition. These payments are contingent upon continued employment with the Company and therefore have been excluded from the purchase consideration. As of April 30, 2018, the Company had accrued for $0.7 million of the contingent cash payment which is included in accrued expenses and other accrued liabilities on the balance sheet. Excluded from the purchase consideration are 93,052 ordinary shares of $0.9 million issued to the founders of Opbeat as these are subject to repurchase until the two year anniversary of the close of the acquisition and are contingent upon these founders’ continued employment with the Company. The repurchase option lapses as to fifty percent of the ordinary shares on each anniversary of the close of the acquisition. The Company will record stock-based compensation expense of $0.9 million over the two-year vesting term. For the years ended April 30, 2019 and 2018, the Company recorded stock-based compensation expense of $0.5 million and $0.4 million, respectively. As of April 30, 2019, a share repurchase liability, included in accrued expenses and other accrued liabilities, was $0.5 million, respectively. As of April 30, 2019, the deferred stock-based compensation expense, included within prepaid expenses and other current assets, was less than $0.1 million.

Fiscal 2017 Acquisition

Prelert, Inc.

In September 2016, the Company acquired 100% of the share capital of Prelert, Inc. (“Prelert”), a privately-held company headquartered in the United States. Prelert provided software for machine learning through its subscription offerings. Prelert’s products have been integrated into the Company’s existing subscription offerings. The acquisition has been accounted for as a business combination and the Company has included the financial results of Prelert in the consolidated financial statements from the date of the acquisition.

The following table summarizes the components of the Prelert purchase price and the allocation of the purchase price at fair value (in thousands):

Cash paid	$5,000
Ordinary shares	5,708
Total consideration	$10,708
Developed technology	$411
Trade name	108
Customer relationships	93
IPR&D	1,525
Goodwill	7,554
Net assets acquired	1,017
Total purchase consideration	$10,708

Included in net assets acquired was $0.5 million of cash acquired.

The amounts allocated to developed technology, customer relationships and trade name (the acquired intangible assets) total $0.6 million. The fair value assigned to developed technology was determined primarily using the cost approach, which estimates the cost to reproduce the asset, adjusted for loss due to functional and economic obsolescence. The fair value of the Company’s customer relationships was determined primarily using the income approach, which discounts expected future cash flows to present value using estimates and assumptions determined by management. The fair value assigned to trade name was determined using the relief from royalty method, where the owner of the asset realizes a benefit from owning the intangible asset rather than paying a rental or royalty rate for use of the asset. The acquired identifiable intangible assets are being amortized on a straight-line basis over four to five years, which approximates the pattern in which these assets are expected to be utilized. Additionally, $1.5 million of the purchase consideration was allocated to IPR&D relating to Prelert’s Elasticsearch interface that had not been fully built at the time of the acquisition. In May 2017, after completion of additional developmental effort around the machine learning feature, the IPR&D was transferred to developed technology and is being amortized over a period of five years, which approximates the pattern in which this asset is expected to be utilized.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition (in thousands):

		Useful life
	Fair Value	(in years)
Developed technology	$411	5
Customer relationships	93	4
Trade name	108	4
IPR&D	1,525	N/A
Total identifiable intangible assets	$2,137

Goodwill of $7.6 million, none of which is deductible for tax purposes, was recorded in connection with the Prelert acquisition, which is primarily attributed to synergies arising from the acquisition and the value of the acquired workforce.

Twelve and one-half percent of the equity consideration, or 98,425 ordinary shares, was held back for customary indemnification matters in accordance with the acquisition agreement. No indemnity claims were made by the Company during the eighteen-month indemnification period that expired in March 2018.

Acquisition costs of $0.2 million were charged to general and administrative expenses in the consolidated statement of operations for the year ended April 30, 2017.

Prelert has been included in the Company’s consolidated results of operations since the acquisition date. Prelert’s results were immaterial to the Company’s consolidated results for the year ended April 30, 2017.

Fair Value of Ordinary Shares Used for Purchase Consideration

The fair value of the ordinary shares issued as part of the consideration paid for the above acquisitions was determined by the Company’s board of directors based on numerous subjective and objective factors, including, but not limited to, a contemporaneous valuation performed by an independent third-party valuation firm. Because the Company was not publicly traded at the time the acquisitions were completed, the Company’s board of directors considered valuations of comparable companies, sales of redeemable convertible preference shares, sales of ordinary shares to unrelated third parties, operating and financial performance, the lack of liquidity of the Company’s ordinary shares, and general and industry-specific economic outlook, among other factors.